Employee benefits - Projected benefit payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2022	$ 48,339
2023	45,409
2024	45,598
2025	45,742
2026	45,824
2027- 2031	226,642
OPEB Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2022	5,971
2023	6,117
2024	6,293
2025	6,458
2026	6,667
2027- 2031	$ 35,807